4. NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Debt Disclosure [Abstract]
Schedule of notes payable

Notes payable consist of the following:

	September 30, 2014		March 31, 2014
	Principal Balance	Accrued Interest	Principal Balance	Accrued Interest
12% Notes payable, past due	$185,000	$367,687	$185,000	$353,813
10% Note payable, past due	5,000	6,625	5,000	6,375
Directors’ Note(s)	–	–	200,000	14,516
Total	$190,000	$374,312	$390,000	$374,704

Notes payable consist of the following:

	March 31, 2014		March 31, 2013
	Principal Balance	Accrued Interest	Principal Balance	Accrued Interest
12% Notes payable, past due	$185,000	$353,813	$185,000	$326,062
10% Note payable, past due	5,000	6,375	5,000	5,875

Directors’ Note(s)	200,000	14,516	–	–
Tonaquint Note	–	–	131,381	1,629
Total	$390,000	$374,704	$321,381	$333,566

Activity in Tonaquint Note

The following table shows the conversions into principal of the Tonaquint Note by fiscal year:

Initial principal balance	$360,186
Lender’s legal fees	12,500
Conversions during the fiscal year ended March 31, 2013	(241,305)
Conversions during the fiscal year ended March 31, 2014	(131,381)
Balance as of March 31, 2014	$–